UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Retirement Shares
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 0.72%
Lockheed Martin Corporation	75,000	$4,578,000

Banks - 2.25%
Bank of America Corporation	200,000	8,420,000
Wells Fargo & Company	100,000	5,857,000
		14,277,000
Broadcasting - 1.05%
Univision Communications Inc., Class A*	250,000	6,632,500

Communications Equipment - 3.69%
Cisco Systems, Inc.*	375,000	6,721,875
Juniper Networks, Inc.*	325,000	7,733,375
QUALCOMM Incorporated	200,000	8,937,000
		23,392,250
Computers - Micro - 1.35%
Dell Inc.*	250,000	8,548,750

Computers - Peripherals - 6.64%
Avid Technology, Inc.*	200,000	8,287,000
EMC Corporation*	650,000	8,411,000
Microsoft Corporation	250,000	6,431,250
Oracle Corporation*	800,000	9,916,000
Symantec Corporation*	400,000	9,058,000
		42,103,250
Consumer Electronics - 1.45%
Harman International Industries, Incorporated	90,000	9,204,300

Defense - 0.94%
General Dynamics Corporation	50,000	5,977,500

Electronic Components - 8.69%
Analog Devices, Inc.	250,000	9,285,000
Intel Corporation	450,000	11,090,250
Maxim Integrated Products, Inc.	275,000	11,727,375
Microchip Technology Incorporated	300,000	9,033,000
Micron Technology, Inc.*	525,000	6,982,500
Xilinx, Inc.	250,000	6,961,250
		55,079,375
Electronic Instruments - 1.88%
KLA-Tencor Corporation	115,000	5,606,825
Novellus Systems, Inc.	250,000	6,271,250
		11,878,075
Health Care - Drugs - 1.97%
Gilead Sciences, Inc.*	125,000	6,088,750
Novartis AG, ADR	125,000	6,375,000
		12,463,750
Health Care - General - 3.93%
Cyberonics, Inc.*	150,000	4,476,750
DENTSPLY International Inc.	150,000	8,102,250
Johnson & Johnson	75,000	4,746,000
Zimmer Holdings, Inc.*	110,000	7,577,900
		24,902,900
Hospital Supply and Management - 5.43%
Guidant Corporation	100,000	6,889,000
Health Net, Inc.*	125,000	5,915,000
Stryker Corporation	175,000	8,650,250
Triad Hospitals, Inc.*	150,000	6,790,500
UnitedHealth Group Incorporated	110,000	6,182,000
		34,426,750
Household - General Products - 1.25%
Colgate-Palmolive Company	150,000	7,918,500

Leisure Time Industry - 0.99%
Marvel Entertainment, Inc.*	350,000	6,254,500

Mining - 1.53%
Freeport-McMoRan Copper & Gold Inc., Class B	200,000	9,718,000

Motion Pictures - 0.64%
Time Warner Inc.	225,000	4,074,750

Multiple Industry - 5.98%
3M Company	100,000	7,336,000
Bill Barrett Corporation*	125,000	4,602,500
Genworth Financial, Inc.	150,000	4,836,000
Google Inc., Class A*	35,000	11,064,200
Las Vegas Sands, Inc.*	175,000	5,759,250
Volterra Semiconductor Corporation*	350,000	4,298,000
		37,895,950
Petroleum - Canada - 1.61%
EnCana Corporation	175,000	10,204,250

Petroleum - Domestic - 3.86%
ENSCO International Incorporated	250,000	11,647,500
Ultra Petroleum Corp.*	225,000	12,798,000
		24,445,500
Petroleum - International - 3.43%
Apache Corporation	175,000	13,163,500
Newfield Exploration Company*	175,000	8,592,500
		21,756,000
Petroleum - Services - 10.30%
BJ Services Company	250,000	8,997,500
GlobalSanteFe Corporation	175,000	7,983,500
Nabors Industries Ltd.*	150,000	10,774,500
Patterson-UTI Energy, Inc.	275,000	9,912,375
Schlumberger Limited	100,000	8,438,000
Smith International, Inc.	300,000	9,993,000
Transocean Inc.*	150,000	9,196,500
		65,295,375
Railroad - 1.59%
Burlington Northern Santa Fe Corporation	100,000	5,980,000
Norfolk Southern Corporation	100,000	4,056,000
		10,036,000
Restaurants - 1.13%
P.F. Chang's China Bistro, Inc.*	160,000	7,170,400

Retail - General Merchandise - 1.80%
Kohl's Corporation*	150,000	7,527,000
Target Corporation	75,000	3,894,750
		11,421,750
Retail - Specialty Stores - 2.54%
Best Buy Co., Inc.	210,000	9,141,300
Tiffany & Co.	175,000	6,959,750
		16,101,050
Security and Commodity Brokers - 1.30%
Bear Stearns Companies Inc. (The)	75,000	8,231,250

Steel - 0.67%
United States Steel Corporation	100,000	4,235,000

Timesharing and Software - 3.64%
eBay Inc.*	225,000	9,268,875
VeriSign, Inc.*	250,000	5,332,500
Yahoo! Inc.*	250,000	8,466,250
		23,067,625
Trucking and Shipping - 0.75%
J.B. Hunt Transport Services, Inc.	250,000	4,751,250

Utilities - Gas and Pipeline - 1.94%
Southwestern Energy Company*	100,000	7,340,000
Station Casinos, Inc.	75,000	4,977,000
		12,317,000

TOTAL COMMON STOCKS - 84.94%		$538,358,550

(Cost: $471,266,845)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.61%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,650	3,845,392

Business Equipment and Services - 0.82%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,213,170

Finance Companies - 0.79%
Unilever Capital Corporation,
6.875%, 11-1-05	5,000	5,010,925

TOTAL CORPORATE DEBT SECURITIES - 2.22%		$14,069,487

(Cost: $13,836,139)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.66%
National Archives Facility Trust,
8.5%, 9-1-19	3,499	4,184,888

Mortgage-Backed Obligations - 0.27%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12-1-31	1,105	1,138,273
6.5%, 1-1-32	589	607,242
		1,745,515
Treasury Obligations - 8.14%
United States Treasury Bond,
5.375%, 2-15-31	15,000	16,804,680
United States Treasury Notes:
4.25%, 8-15-14	20,000	19,875,000
4.25%, 8-15-15	15,000	14,906,250
		51,585,930

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 9.07%		$57,516,333

(Cost: $57,175,152)

SHORT-TERM SECURITIES

Aluminum - 0.85%
Alcoa Incorporated,
3.9%, 10-3-05	5,371	5,369,836

Capital Equipment - 0.79%
Deere (John) Capital Corporation,
3.8%, 10-18-05	5,000	4,991,028

Finance Companies - 0.94%
Prudential Funding LLC,
3.7%, 10-13-05	6,000	5,992,600

Utilities-Electric - 1.19%
Wisconsin Electric Power Co.,
3.88%, 10-3-05	7,539	7,537,375

TOTAL SHORT-TERM SECURITIES - 3.77%		$23,890,839

(Cost: $23,890,839)

TOTAL INVESTMENT SECURITIES - 100.00%		$633,835,209

(Cost: $566,168,975)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005